Note 12 - Trade Receivables, Other Receivables, and Prepayments - Provision for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loss allowance as of January 1	$ 4,062
Increase in loss allowance	(3,967)	$ (1,387)	$ (557)
Loss allowance as of December 31	7,677	4,062
Provision for impairment of trade receivables [member]
Statement Line Items [Line Items]
Loss allowance as of January 1	4,062	2,796
Increase in loss allowance	3,814	1,366
Effect of movements in exchange rates	(199)	(100)
Loss allowance as of December 31	$ 7,677	$ 4,062	$ 2,796